Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 40,467	$ 42,125	€ 48,834	€ 52,241
Operating expenses	(19,803)	(20,614)	(22,861)	(23,671)
Depreciation and amortization expenses	(15,887)	(16,538)	(16,012)	(15,580)
Gross profit	4,777	4,973	9,961	12,990
Project development costs	(4,101)	(4,269)	(4,465)	(3,784)
General and administrative expenses	(6,063)	(6,311)	(5,283)	(5,855)
Share of profits of equity accounted investee	11,062	11,515	4,320	1,206
Other Income (expenses)	3,409	3,549
Operating profit	9,084	9,457	4,533	4,557
Financing income	2,495	2,597	8,747	6,443
Financing income (expenses) in connection with derivatives and warrants, net	1,140	1,187	251	605
Financing expenses	(23,286)	(24,240)	(12,555)	(10,524)
Financing expenses, net	(19,651)	(20,456)	(3,557)	(3,476)
Profit (loss) before taxes on income	(10,567)	(10,999)	976	1,081
Tax benefit (Taxes on income)	1,424	1,482	1,436	(1,652)
Profit (loss) from continuing operations	(9,143)	(9,517)	2,412	(571)
Profit (loss) from discontinued operation (net of tax)	137	143	(1,787)	711
Profit (loss) for the year	(9,006)	(9,374)	625	140
Profit (loss) attributable to:
Owners of the Company	(6,524)	(6,791)	2,219	(357)
Non-controlling interests	(2,482)	(2,583)	(1,594)	497
Profit (loss) for the year	(9,006)	(9,374)	625	140
Other comprehensive income (loss) items after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	8,007	8,335	(7,949)	(7,829)
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255	265
Effective portion of change in fair value of cash flow hedges	5,631	5,861	39,431	(65,542)
Net change in fair value of cash flow hedges transferred to profit or loss	(813)	(846)	9,794	38,080
Total other comprehensive income (loss)	13,080	13,615	41,276	(35,291)
Total other comprehensive income (loss) attributable to:
Owners of the Company	10,039	10,450	16,931	(19,920)
Non-controlling interests	3,041	3,165	24,345	(15,371)
Total other comprehensive income (loss)	13,080	13,615	41,276	(35,291)
Total comprehensive income (loss) for the year	4,074	4,241	41,901	(35,151)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	3,515	3,659	19,150	(20,277)
Non-controlling interests	559	582	22,751	(14,874)
Total comprehensive income (loss) for the year	€ 4,074	$ 4,241	€ 41,901	€ (35,151)
Basic net earning (loss) per share (in Euro per share and Dollars per share) | (per share)	€ (0.51)	$ (0.53)	€ 0.17	€ (0.03)
Diluted net earning (loss) per share (in Euro per share and Dollars per share) | (per share)	(0.51)	(0.53)	0.17	(0.03)
Basic profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(0.52)	(0.54)	0.31	(0.08)
Diluted profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(0.52)	(0.54)	0.31	(0.08)
Basic profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	0.01	0.01	(0.14)	0.05
Diluted profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	€ 0.01	$ 0.01	€ (0.14)	€ 0.05